Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Disclosure of Income Tax Expense Benefit

	Consolidated
	June 30, 2024	June 30, 2023	June 30, 2022
	A$	A$	A$
Current tax
Current tax on profits for the fiscal year	—	—	34

Total current tax expense	—	—	34

Deferred income tax
Decrease in deferred tax assets	(1,730,865)	(2,326,468)	244,144
Decrease in deferred tax liabilities	1,730,865	2,326,468	(244,144)

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	—	—	34

Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable

	Consolidated
	June 30, 2024	June 30, 2023	June 30, 2022
	A$	A$	A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(42,716,625)	(39,896,348)	(32,210,792)
Tax at the Australian tax rate of 25% (2023 & 2022:25%)	(10,679,156)	(9,974,087)	(8,052,698)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share-based payments	449,072	500,393	371,710
Other non-deductible expenses	31,997	332,523	1,485,059
Non-assessable income	(930,697)	(828,500)	(783,318)
Deductible capital listing fee	(834,683)	(507,561)	(368,398)
Adjustment of current tax for prior period	—	—	148,303
Difference in overseas tax rates*	6,542,761	5,442,226	4,118,372

	(5,420,706)	(5,035,006)	(3,080,970)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	5,420,706	5,035,006	3,080,936

Income tax expense**	—	—	(34)

Disclosure of Deferred Tax Assets Liability Adjustments

	Consolidated
	June 30, 2024	June 30, 2023	June 30, 2022
	A$	A$	A$
Deferred tax assets for tax losses not recognised comprises:
Unused tax losses for which no deferred tax asset has been recognized	310,330,626	221,070,595	206,764,587

Total deferred tax assets for tax losses not recognized	58,586,607	42,042,046	43,688,958